Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014
Supplement [Text Block]	trpstbfi_SupplementTextBlock
T. Rowe Price Ultra Short-Term Bond Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2014
The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2013
		Since inception
	1 Year	(12/03/12)
Ultra Short-Term Bond Fund
Returns before taxes	0.28%	0.27%
Returns after taxes on distributions	0.16	0.15
Returns after taxes on distributions
and sale of fund shares	0.16	0.15
Barclays Short-Term Government/Corporate Index	0.25	0.26
Lipper Ultra-Short Obligations Funds Average	0.44	0.44	*

*   Returns as of 12/31/12.

T. Rowe Price Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpstbfi_SupplementTextBlock
T. Rowe Price Ultra Short-Term Bond Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2014
The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2013
		Since inception
	1 Year	(12/03/12)
Ultra Short-Term Bond Fund
Returns before taxes	0.28%	0.27%
Returns after taxes on distributions	0.16	0.15
Returns after taxes on distributions
and sale of fund shares	0.16	0.15
Barclays Short-Term Government/Corporate Index	0.25	0.26
Lipper Ultra-Short Obligations Funds Average	0.44	0.44	*

*   Returns as of 12/31/12.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
T. Rowe Price Ultra Short-Term Bond Fund | T. Rowe Price Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
T. Rowe Price Ultra Short-Term Bond Fund | Returns after taxes on distributions | T. Rowe Price Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
T. Rowe Price Ultra Short-Term Bond Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
T. Rowe Price Ultra Short-Term Bond Fund | Barclays Short-Term Government/Corporate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.25%
Since inception	rr_AverageAnnualReturnSinceInception	0.26%
T. Rowe Price Ultra Short-Term Bond Fund | Lipper Ultra Short Obligations Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since inception	rr_AverageAnnualReturnSinceInception	0.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	Returns as of 12/31/12.